Revenue, Other Income and Other Gain - Schedule of Analysis of Revenue (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue From Contract With Customer [Line Items]
Revenue from contracts with customers	$ 38,244	$ 105,365	$ 87,535
Gain related to disposed investments	123,634	22,106	16,094
Investment Income, Dividend	133,569	28,518	22,360
Net fair value changes on financial assets at fair value through profit or loss	(40,899)	(20,609)	76,867
Net fair value changes on derivative financial asset	0	61,897	(6,947)
Other gains and losses from investments and derivatives realized and unrealized operating	92,670	69,806	92,280
Total revenue	130,914	175,171	179,815
Listed Equity Shares [Member]
Revenue From Contract With Customer [Line Items]
Net fair value changes on financial assets at fair value through profit or loss	(40,927)	(48,267)	6,947
UnListed Equity Shares [Member]
Revenue From Contract With Customer [Line Items]
Net fair value changes on financial assets at fair value through profit or loss	28	27,658	69,920
Underwriting Commission [Member]
Revenue From Contract With Customer [Line Items]
Revenue from contracts with customers		12,070	3,737
Financial Advisory Fee [Member]
Revenue From Contract With Customer [Line Items]
Revenue from contracts with customers		54,614	73,072
Management Fee and Performance based Incentive Fee [Member]
Revenue From Contract With Customer [Line Items]
Revenue from contracts with customers		2,144	7,362
Brokerage And Handling Fees [Member]
Revenue From Contract With Customer [Line Items]
Revenue from contracts with customers		5,403	3,262
Others [Member]
Revenue From Contract With Customer [Line Items]
Revenue from contracts with customers		74	102
Insurance Brokerage Services Commission [Member]
Revenue From Contract With Customer [Line Items]
Revenue from contracts with customers	1,249	1,040
Digital Solutions Fees [Member]
Revenue From Contract With Customer [Line Items]
Revenue from contracts with customers	12,220	22,400
Fashion and Luxury Magazines and Advertising Services Income [Member]
Revenue From Contract With Customer [Line Items]
Revenue from contracts with customers	11,031	3,608
Fashion and Luxury Media Licensing and Marketing Services Income [Member]
Revenue From Contract With Customer [Line Items]
Revenue from contracts with customers	3,443	4,012
Hotel Operation Others [Member]
Revenue From Contract With Customer [Line Items]
Revenue from contracts with customers	10,301
Capital Market Solutions [Member]
Revenue From Contract With Customer [Line Items]
Revenue from contracts with customers		74,305	87,535
Total revenue		74,305	87,535
Capital Market Solutions [Member] | Underwriting Commission [Member]
Revenue From Contract With Customer [Line Items]
Revenue from contracts with customers		12,070	3,737
Capital Market Solutions [Member] | Financial Advisory Fee [Member]
Revenue From Contract With Customer [Line Items]
Revenue from contracts with customers		54,614	73,072
Capital Market Solutions [Member] | Management Fee and Performance based Incentive Fee [Member]
Revenue From Contract With Customer [Line Items]
Revenue from contracts with customers		2,144	7,362
Capital Market Solutions [Member] | Brokerage And Handling Fees [Member]
Revenue From Contract With Customer [Line Items]
Revenue from contracts with customers		5,403	3,262
Capital Market Solutions [Member] | Others [Member]
Revenue From Contract With Customer [Line Items]
Revenue from contracts with customers		74	102
Digital Solutions and Services Income [Member]
Revenue From Contract With Customer [Line Items]
Revenue from contracts with customers	13,469	23,440
Digital Solutions and Services Income [Member] | Insurance Brokerage Services Commission [Member]
Revenue From Contract With Customer [Line Items]
Revenue from contracts with customers	1,249	1,040
Digital Solutions and Services Income [Member] | Digital Solutions Fees [Member]
Revenue From Contract With Customer [Line Items]
Revenue from contracts with customers	12,220	22,400
Media And Entertainment [Member]
Revenue From Contract With Customer [Line Items]
Revenue from contracts with customers	14,474	7,620
Total revenue	14,474	7,620
Media And Entertainment [Member] | Fashion and Luxury Magazines and Advertising Services Income [Member]
Revenue From Contract With Customer [Line Items]
Revenue from contracts with customers	11,031	3,608
Media And Entertainment [Member] | Fashion and Luxury Media Licensing and Marketing Services Income [Member]
Revenue From Contract With Customer [Line Items]
Revenue from contracts with customers	3,443	4,012
Hotel operations, hospitality and VIP services [Member]
Revenue From Contract With Customer [Line Items]
Revenue from contracts with customers	10,301
Total revenue	10,301
Hotel operations, hospitality and VIP services [Member] | Hotel Operation Others [Member]
Revenue From Contract With Customer [Line Items]
Revenue from contracts with customers	10,301
Strategic Investment [Member]
Revenue From Contract With Customer [Line Items]
Dividend income	9,935	6,412	6,266
Gain related to disposed investments	123,634	22,106	16,094
Net fair value changes on financial assets at fair value through profit or loss	(40,899)	(20,609)	76,867
Net fair value changes on derivative financial asset		61,897	(6,947)
Total revenue	$ 92,670	$ 69,806	$ 92,280